Taxation	12 Months Ended
Dec. 31, 2021
Tax Effects Of [Abstract]
Taxation
19.
Taxation
(a)
Income tax expenses

Income tax expense is recognized based on management’s best knowledge of the income tax rates expected for the financial year.

(i)
Cayman Islands

The Company is incorporated as an exempted company with limited liability under the Companies Act of the Cayman Islands and is not subject to tax on income or capital gains. Additionally, the Cayman Islands do not impose a withholding tax on payments of dividends to shareholders. The Cayman Islands are not party to any double tax treaties that are applicable to any payments made by or to the Company.

(ii)
Hong Kong Income Tax

Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% for taxable income earned in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million. No provision for Hong Kong profits tax was made as we had no estimated assessable profit that was subject to Hong Kong profits tax during the years ended December 31, 2020 and 2021.

(iii)
PRC Enterprise Income Tax (“EIT”)

The income tax provision of the Group in respect of its operations in PRC was subject to statutory tax rate of 25% on the assessable profits for the years ended December 31, 2020 and 2021 based on the existing legislation, interpretation and practices in respect thereof.

(iv)
Withholding tax in mainland China (“WHT”)

According to the New Corporate Income Tax Law (“New EIT Law”), beginning January 1, 2008, distribution of profits earned by companies in mainland China since January 1, 2008 to foreign investors is subject to withholding tax of 5% or 10%, depending on the country of incorporation of the foreign investor, upon the distribution of profits to overseas-incorporated immediate holding companies.

The Group does not have any plan in the foreseeable future to require its subsidiaries in mainland China to distribute their retained earnings and intends to retain them to operate and expand its business in mainland China. Accordingly, no deferred income tax liability related to WHT on undistributed earnings was accrued as of the end of each reporting period.

The income tax expenses of the Group during the years ended December 31, 2020 and 2021 are analysed as follows:

	Year ended December 31,
	2020	2021
	(as restated)	(as restated)
	RMB’000	RMB’000
Current income tax	1,474	5,318
Deferred income tax	—	—
Total income tax expense	1,474	5,318

The tax on the Group’s loss before income tax differs from the theoretical amount that would arise using the statutory tax rate of 25% in mainland China, being the tax rate applicable to the majority of combined entities as follows:

	Year ended December 31,
	2020	2021
	(as restated)	(as restated)
	RMB’000	RMB’000
Loss before income tax	(76,423)	(255,144)
Tax calculated at statutory income tax rate of 25% in mainland China	(19,106)	(63,786)
Tax effects of:
— Expenses not deductible for income tax purposes	469	1,069
— Tax losses for which no deferred tax assets were recognized	20,111	68,035
— Utilization of previously unrecognized tax losses	—	—
	1,474	5,318

(b)
Deferred income tax

The Group only recognizes deferred income tax assets for credit loss allowances on financial asset if it is probable that future taxable amounts will be available to utilize those credit loss allowances. Management will continue to assess the recognition of deferred income tax assets in future reporting periods. As at December 31, 2020 and 2021, the Group did not recognize deferred income tax assets from tax losses. The key factors which have influenced management in arriving at this evaluation are the fact that the Group has not yet a history of making profits and product development remains at an early stage.

The tax losses carried forward by the Group and their respective expiry dates are as follows:

	As of December 31,
	2020	2021
	(as restated)	(as restated)
	RMB’000	RMB’000
2023	34	34
2024	26,561	26,561
2025	70,757	67,172
2026	—	110,045
Total unrecorded tax losses carry forwards	97,352	203,812

As of December 31, 2021, the unrecorded tax losses carried forward increased to RMB203.8 million (2020: RMB97.4 million).